Stockholders' Equity (Deficit) (Schedule of Activity of Share-Based Compensation, Stock Options) (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders Equity (Deficit) [Abstract]
Balance at beginning of period (in shares) - options outstanding	341,081	341,081	360,251	565,026
Balance at beginning of period (in dollars per share) - weighted average exercise price	$ 14.70	$ 14.70	$ 16.14	$ 17.25
Granted (in shares) - options outstanding		30,000	30,000	25,000
Granted (in dollars per share) - weighted average exercise price		$ 5.79	$ 3.05	$ 2.50
Exercised (in shares) - options outstanding		(30,000)
Exercised (in dollars per share) - weighted average exercise price		$ 3.02
Lapsed or cancelled (in shares) - options outstanding		(134,179)	(49,170)	(229,775)
Lapsed or cancelled (in dollars per share) - weighted average exercise price		$ 18.23	$ 22.49	$ 16.83
Balance at end of the period (in shares) - options outstanding	161,400	206,902	341,081	360,251
Balance at end of period (in dollars per share) - weighted average exercise price		$ 12.82	$ 14.70	$ 16.14